Payroll and Social Charges	12 Months Ended
Dec. 31, 2025
Payroll and Social Charges [Abstract]
Payroll and social charges

18 Payroll and social charges

Payroll and social charges are comprised of the following:

	December 31, 2025	December 31, 2024

Social charges in installments	284,915	356,545
Bonus and vacation along with related social charges	929,070	804,551
Salaries and related social charges	617,129	561,990
Others	17,110	65,383
	1,848,224	1,788,469
Breakdown:
Current liabilities	1,560,159	1,435,751
Non-current liabilities	288,065	352,718
	1,848,224	1,788,469